INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 13,974	$ 12,590
Temporary differences related to Research and Development expenses	2,242	1,865
Temporary differences related to accrued employee costs	441	378
Deferred revenue and other	1,012	706
Total deferred tax asset before valuation allowance	17,669	15,539
Less - valuation allowance	(15,045)	(14,834)
Deferred tax asset	2,624	705
Deferred tax liability - Intangible assets and other	(2,345)	(68)
Current deferred tax asset, net	279	637
Deferred tax assets, net	$ 279	$ 637
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets, net	$ 279	$ 637